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                                                                JAMES K. MOELLER
                                                                  (612) 340-6328
                                                              FAX (612) 340-8738
                                                        moeller.james@dorsey.com

October 8, 2004


Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

     Re:  First American Investment Funds, Inc.
          File No. 811-05309
          Preliminary Proxy Statement

Ladies and Gentlemen:

     On behalf of First American Investment Funds, Inc. (the "Registrant"), a Maryland corporation, accompanying this letter there is hereby transmitted for filing, pursuant to the Electronic Data Gathering Analysis and Retrieval System, a preliminary proxy statement of the Registrant. This proxy statement is being filed for the purpose of approving a new sub-advisory agreement for the Registrant's International Fund.

     If you have any questions in connection with this filing, please call me at 612.340.6328.

                                             Very truly yours,


                                             James K. Moeller